Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 2, 2011
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Central Index Key	dei_EntityCentralIndexKey	0000778207
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 2, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 2, 2011
Prospectus Date	rr_ProspectusDate	May 2, 2011

Transamerica Hanlon Group

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented, Summary Prospectus and

Statement of Additional Information, as supplemented

* * *

Transamerica Hanlon Balanced VP

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Transamerica Hanlon Managed Income VP

Each of the above-named portfolios is modifying its investment strategies to allow the portfolio to invest with broader investment flexibility across additional asset classes. In addition, Transamerica Hanlon Managed Income VP is being renamed and revising its investment objective. These changes are set forth below.

The following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the portfolios.

* * *

Transamerica Hanlon Balanced VP

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Balanced VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's equity allocation will generally vary between 25% and 75% of its net assets. The equity allocation may involve any combination of domestic and non-U.S. ETFs or closed-end funds. These funds may include any mixture of large, medium and small-cap styles and may pursue growth or value strategies. The portfolio's bond allocation will generally vary between 25% and 75% of its net assets, and may include domestic and non-U.S. government and corporate bonds of any credit rating. Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged, currency-, commodity- and real estate-related underlying portfolios, and subject to an overall cap of 75% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

* * *

Transamerica Hanlon Growth VP

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Growth VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's equity allocation will vary between 0% and 100% of its net assets. The equity allocation may involve any combination of domestic and non-U.S. ETFs or closed-end funds. These funds may include any mixture of large, medium and small-cap styles. Under certain circumstances, up to 100% of the portfolio could be allocated to bond ETFs or closed-end funds (which may include domestic and non-U.S. government and corporate bonds of any credit rating). Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged, currency-, commodity- and real estate-related underlying portfolios, and subject to an overall cap of 75% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

* * *

Transamerica Hanlon Growth and Income VP

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Growth and Income VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's equity allocation will generally vary between 0% and 75% of its net assets. The equity allocation may involve any combination of domestic and non-U.S. ETFs or closed-end funds. These funds may include any mixture of large, medium and small-cap styles and may pursue growth or value strategies. The portfolio's bond allocation will generally vary between 0% and 25% of its net assets, but, under certain circumstances, up to 100% of the portfolio could be allocated to bond ETFs or closed-end funds (which may include domestic and non-U.S. government and corporate bonds of any credit rating). Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged, currency-, commodity- and real estate-related underlying portfolios, and subject to an overall cap of 75% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

* * *

Transamerica Hanlon Managed Income VP

Effective on or about June 15, 2011, the portfolio's name and the investment objective will be as follows:

NAME:

Transamerica Hanlon Income VP

INVESTMENT OBJECTIVE:

Seeks income and capital appreciation.

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Managed Income VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's bond allocation will vary between 0% and 100% of its net assets (which may include domestic and non-U.S. government and corporate bonds of any credit rating including junk bonds). Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged bond and currency-related underlying portfolios, and subject to an overall cap of 50% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

* * *

Effective June 15, 2011, the following risks are added alphabetically to the section entitled "Principal Risks" of each of the portfolios named above:

•    Inverse Correlation - Shareholders should lose money when an inverse underlying portfolio's target index rises, which is a result that is the opposite from traditional funds.

•         Leveraging – The value of your investment may be more volatile if an underlying portfolio borrows or uses derivatives that have a leveraging effect on that portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The underlying portfolio also may have to sell assets at inopportune times to satisfy its obligations.

* * *

Investors Should Retain this Supplement for Future Reference

May 2, 2011

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 2, 2011
Transamerica Hanlon Group
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik00077820_SupplementTextBlock

TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, as supplemented, Summary Prospectus and

Statement of Additional Information, as supplemented

* * *

Transamerica Hanlon Balanced VP

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth and Income VP

Transamerica Hanlon Managed Income VP

Each of the above-named portfolios is modifying its investment strategies to allow the portfolio to invest with broader investment flexibility across additional asset classes. In addition, Transamerica Hanlon Managed Income VP is being renamed and revising its investment objective. These changes are set forth below.

The following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus and Statement of Additional Information concerning the portfolios.

* * *

Transamerica Hanlon Balanced VP

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Balanced VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's equity allocation will generally vary between 25% and 75% of its net assets. The equity allocation may involve any combination of domestic and non-U.S. ETFs or closed-end funds. These funds may include any mixture of large, medium and small-cap styles and may pursue growth or value strategies. The portfolio's bond allocation will generally vary between 25% and 75% of its net assets, and may include domestic and non-U.S. government and corporate bonds of any credit rating. Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged, currency-, commodity- and real estate-related underlying portfolios, and subject to an overall cap of 75% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

* * *

Transamerica Hanlon Growth VP

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Growth VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's equity allocation will vary between 0% and 100% of its net assets. The equity allocation may involve any combination of domestic and non-U.S. ETFs or closed-end funds. These funds may include any mixture of large, medium and small-cap styles. Under certain circumstances, up to 100% of the portfolio could be allocated to bond ETFs or closed-end funds (which may include domestic and non-U.S. government and corporate bonds of any credit rating). Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged, currency-, commodity- and real estate-related underlying portfolios, and subject to an overall cap of 75% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

* * *

Transamerica Hanlon Growth and Income VP

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Growth and Income VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's equity allocation will generally vary between 0% and 75% of its net assets. The equity allocation may involve any combination of domestic and non-U.S. ETFs or closed-end funds. These funds may include any mixture of large, medium and small-cap styles and may pursue growth or value strategies. The portfolio's bond allocation will generally vary between 0% and 25% of its net assets, but, under certain circumstances, up to 100% of the portfolio could be allocated to bond ETFs or closed-end funds (which may include domestic and non-U.S. government and corporate bonds of any credit rating). Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged, currency-, commodity- and real estate-related underlying portfolios, and subject to an overall cap of 75% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

* * *

Transamerica Hanlon Managed Income VP

Effective on or about June 15, 2011, the portfolio's name and the investment objective will be as follows:

NAME:

Transamerica Hanlon Income VP

INVESTMENT OBJECTIVE:

Seeks income and capital appreciation.

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Managed Income VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's bond allocation will vary between 0% and 100% of its net assets (which may include domestic and non-U.S. government and corporate bonds of any credit rating including junk bonds). Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged bond and currency-related underlying portfolios, and subject to an overall cap of 50% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

* * *

Effective June 15, 2011, the following risks are added alphabetically to the section entitled "Principal Risks" of each of the portfolios named above:

•    Inverse Correlation - Shareholders should lose money when an inverse underlying portfolio's target index rises, which is a result that is the opposite from traditional funds.

•         Leveraging – The value of your investment may be more volatile if an underlying portfolio borrows or uses derivatives that have a leveraging effect on that portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The underlying portfolio also may have to sell assets at inopportune times to satisfy its obligations.

* * *

Investors Should Retain this Supplement for Future Reference

May 2, 2011

Transamerica Hanlon Balanced VP

Transamerica Hanlon Balanced VP

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Balanced VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's equity allocation will generally vary between 25% and 75% of its net assets. The equity allocation may involve any combination of domestic and non-U.S. ETFs or closed-end funds. These funds may include any mixture of large, medium and small-cap styles and may pursue growth or value strategies. The portfolio's bond allocation will generally vary between 25% and 75% of its net assets, and may include domestic and non-U.S. government and corporate bonds of any credit rating. Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged, currency-, commodity- and real estate-related underlying portfolios, and subject to an overall cap of 75% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

Effective June 15, 2011, the following risks are added alphabetically to the section entitled "Principal Risks" of each of the portfolios named above:

•    Inverse Correlation - Shareholders should lose money when an inverse underlying portfolio's target index rises, which is a result that is the opposite from traditional funds.

•         Leveraging – The value of your investment may be more volatile if an underlying portfolio borrows or uses derivatives that have a leveraging effect on that portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The underlying portfolio also may have to sell assets at inopportune times to satisfy its obligations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 2, 2011
Transamerica Hanlon Balanced VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik00077820_SupplementTextBlock

Transamerica Hanlon Balanced VP

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Balanced VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's equity allocation will generally vary between 25% and 75% of its net assets. The equity allocation may involve any combination of domestic and non-U.S. ETFs or closed-end funds. These funds may include any mixture of large, medium and small-cap styles and may pursue growth or value strategies. The portfolio's bond allocation will generally vary between 25% and 75% of its net assets, and may include domestic and non-U.S. government and corporate bonds of any credit rating. Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged, currency-, commodity- and real estate-related underlying portfolios, and subject to an overall cap of 75% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

Effective June 15, 2011, the following risks are added alphabetically to the section entitled "Principal Risks" of each of the portfolios named above:

•    Inverse Correlation - Shareholders should lose money when an inverse underlying portfolio's target index rises, which is a result that is the opposite from traditional funds.

•         Leveraging – The value of your investment may be more volatile if an underlying portfolio borrows or uses derivatives that have a leveraging effect on that portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The underlying portfolio also may have to sell assets at inopportune times to satisfy its obligations.

Transamerica Hanlon Growth VP

Transamerica Hanlon Growth VP

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Growth VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's equity allocation will vary between 0% and 100% of its net assets. The equity allocation may involve any combination of domestic and non-U.S. ETFs or closed-end funds. These funds may include any mixture of large, medium and small-cap styles. Under certain circumstances, up to 100% of the portfolio could be allocated to bond ETFs or closed-end funds (which may include domestic and non-U.S. government and corporate bonds of any credit rating). Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged, currency-, commodity- and real estate-related underlying portfolios, and subject to an overall cap of 75% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

Effective June 15, 2011, the following risks are added alphabetically to the section entitled "Principal Risks" of each of the portfolios named above:

•    Inverse Correlation - Shareholders should lose money when an inverse underlying portfolio's target index rises, which is a result that is the opposite from traditional funds.

•         Leveraging – The value of your investment may be more volatile if an underlying portfolio borrows or uses derivatives that have a leveraging effect on that portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The underlying portfolio also may have to sell assets at inopportune times to satisfy its obligations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 2, 2011
Transamerica Hanlon Growth VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik00077820_SupplementTextBlock

Transamerica Hanlon Growth VP

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Growth VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's equity allocation will vary between 0% and 100% of its net assets. The equity allocation may involve any combination of domestic and non-U.S. ETFs or closed-end funds. These funds may include any mixture of large, medium and small-cap styles. Under certain circumstances, up to 100% of the portfolio could be allocated to bond ETFs or closed-end funds (which may include domestic and non-U.S. government and corporate bonds of any credit rating). Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged, currency-, commodity- and real estate-related underlying portfolios, and subject to an overall cap of 75% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

Effective June 15, 2011, the following risks are added alphabetically to the section entitled "Principal Risks" of each of the portfolios named above:

•    Inverse Correlation - Shareholders should lose money when an inverse underlying portfolio's target index rises, which is a result that is the opposite from traditional funds.

•         Leveraging – The value of your investment may be more volatile if an underlying portfolio borrows or uses derivatives that have a leveraging effect on that portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The underlying portfolio also may have to sell assets at inopportune times to satisfy its obligations.

Transamerica Hanlon Growth and Income VP

Transamerica Hanlon Growth and Income VP

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Growth and Income VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's equity allocation will generally vary between 0% and 75% of its net assets. The equity allocation may involve any combination of domestic and non-U.S. ETFs or closed-end funds. These funds may include any mixture of large, medium and small-cap styles and may pursue growth or value strategies. The portfolio's bond allocation will generally vary between 0% and 25% of its net assets, but, under certain circumstances, up to 100% of the portfolio could be allocated to bond ETFs or closed-end funds (which may include domestic and non-U.S. government and corporate bonds of any credit rating). Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged, currency-, commodity- and real estate-related underlying portfolios, and subject to an overall cap of 75% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

Effective June 15, 2011, the following risks are added alphabetically to the section entitled "Principal Risks" of each of the portfolios named above:

•    Inverse Correlation - Shareholders should lose money when an inverse underlying portfolio's target index rises, which is a result that is the opposite from traditional funds.

•         Leveraging – The value of your investment may be more volatile if an underlying portfolio borrows or uses derivatives that have a leveraging effect on that portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The underlying portfolio also may have to sell assets at inopportune times to satisfy its obligations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 2, 2011
Transamerica Hanlon Growth and Income VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik00077820_SupplementTextBlock

Transamerica Hanlon Growth and Income VP

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Growth and Income VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's equity allocation will generally vary between 0% and 75% of its net assets. The equity allocation may involve any combination of domestic and non-U.S. ETFs or closed-end funds. These funds may include any mixture of large, medium and small-cap styles and may pursue growth or value strategies. The portfolio's bond allocation will generally vary between 0% and 25% of its net assets, but, under certain circumstances, up to 100% of the portfolio could be allocated to bond ETFs or closed-end funds (which may include domestic and non-U.S. government and corporate bonds of any credit rating). Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged, currency-, commodity- and real estate-related underlying portfolios, and subject to an overall cap of 75% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

Effective June 15, 2011, the following risks are added alphabetically to the section entitled "Principal Risks" of each of the portfolios named above:

•    Inverse Correlation - Shareholders should lose money when an inverse underlying portfolio's target index rises, which is a result that is the opposite from traditional funds.

•         Leveraging – The value of your investment may be more volatile if an underlying portfolio borrows or uses derivatives that have a leveraging effect on that portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The underlying portfolio also may have to sell assets at inopportune times to satisfy its obligations.

Transamerica Hanlon Managed Income VP

Transamerica Hanlon Managed Income VP

Effective on or about June 15, 2011, the portfolio's name and the investment objective will be as follows:

NAME:

Transamerica Hanlon Income VP

INVESTMENT OBJECTIVE:

Seeks income and capital appreciation.

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Managed Income VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's bond allocation will vary between 0% and 100% of its net assets (which may include domestic and non-U.S. government and corporate bonds of any credit rating including junk bonds). Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged bond and currency-related underlying portfolios, and subject to an overall cap of 50% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

Effective June 15, 2011, the following risks are added alphabetically to the section entitled "Principal Risks" of each of the portfolios named above:

•    Inverse Correlation - Shareholders should lose money when an inverse underlying portfolio's target index rises, which is a result that is the opposite from traditional funds.

•         Leveraging – The value of your investment may be more volatile if an underlying portfolio borrows or uses derivatives that have a leveraging effect on that portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The underlying portfolio also may have to sell assets at inopportune times to satisfy its obligations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 2, 2011
Transamerica Hanlon Managed Income VP
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik00077820_SupplementTextBlock

Transamerica Hanlon Managed Income VP

Effective on or about June 15, 2011, the portfolio's name and the investment objective will be as follows:

NAME:

Transamerica Hanlon Income VP

INVESTMENT OBJECTIVE:

Seeks income and capital appreciation.

Effective on or about June 15, 2011, the second bullet point under "Principal Investment Strategies" in the Prospectus and Summary Prospectus and the second bullet point under "More on the Portfolios' Strategies and Investments - Transamerica Hanlon Managed Income VP" in the Prospectus are deleted are replaced with the following:

•    Under normal circumstances, the portfolio's bond allocation will vary between 0% and 100% of its net assets (which may include domestic and non-U.S. government and corporate bonds of any credit rating including junk bonds). Up to 25% of the portfolio's assets may be invested in each of inverse, leveraged bond and currency-related underlying portfolios, and subject to an overall cap of 50% of portfolio assets in aggregate. The portfolio's money market allocation will consist of all money not invested in ETFs or closed-end funds.

Effective June 15, 2011, the following risks are added alphabetically to the section entitled "Principal Risks" of each of the portfolios named above:

•    Inverse Correlation - Shareholders should lose money when an inverse underlying portfolio's target index rises, which is a result that is the opposite from traditional funds.

•         Leveraging – The value of your investment may be more volatile if an underlying portfolio borrows or uses derivatives that have a leveraging effect on that portfolio. Other risks also will be compounded. This is because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have had. The underlying portfolio also may have to sell assets at inopportune times to satisfy its obligations.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA SERIES TRUST
Prospectus Date	rr_ProspectusDate	May 2, 2011